Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Taxes And Payroll Charges [abstract]
Amount related to accident insurance			$ 47.7
Reduction on provisions payable on social security	$ 2.5
Remaining amount of provisions payable on social security		13.0	10.0
Amount of injunction guaranteeing right to not collect social security contributions		$ 37.3	$ 31.6
Write Off Of Insurance Liability		$ 46.6